Cover	Jan. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2025
Entity File Number	001-41489
Entity Registrant Name	enCore Energy Corp.
Entity Central Index Key	0001500881
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	101 N. Shoreline Blvd.
Entity Address, Address Line Two	Suite 450,
Entity Address, City or Town	Corpus Christi
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78401
City Area Code	361
Local Phone Number	239-5449
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	EU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false